Employee Cost (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Employee Cost [Abstract]
Summary of Employee Cost

Employee Cost for the years ended December 31, 2022, 2023 and 2024 was comprised of the following:

	2022		2023		2024
Wages and salaries	Ps.	900,596	Ps.	1,102,323	Ps.	1,301,962
Other remunerations		133,237		164,011		208,105
Social benefits		116,581		154,563		209,158
Severance payments		13,401		16,901		12,265
Labor union fees		22,183		24,202		25,576
Taxes on employee benefits		19,987		30,064		38,715
PTU		56,531		96,455		146,802
Retirement employee benefits		35,530		51,452		68,966
Others		75,218		84,490		114,409
	Ps.	1,373,264	Ps.	1,724,461	Ps.	2,125,958